NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Payable [Abstract]
NOTES PAYABLE	NOTE 13 – NOTES PAYABLE We do not owe any notes payable at September 30, 2017 or December 31, 2016.

NOTE 11 – NOTES PAYABLE

Our notes payable consist of:

	December 31,
	2016	2015
Note payable - WeedMD	$—	$175,000
Note payable – Slainte	—	600,000
Total notes payable	$—	$775,000

On July 7, 2014, we issued a $175,000, unsecured, demand promissory note bearing interest at 5% to WeedMD for cash used in our business development activities. On March 24, 2016, an unrelated third party agreed to assume all of our obligations, including accrued and unpaid interest, pursuant to the terms of a $175,000 note payable we owed to WeedMD, in consideration for the transfer by us of 1,100,000 shares of the common stock of WMD to the unrelated third party. WMD consented to the assumption of the loan by the unrelated third party, and released us from any further liability with respect to the loan.

On December 18, 2014, we issued a $600,000 unsecured promissory note (the “Slainte Note”) bearing interest at 12% to Slainte Ventures, LLC (“Slainte”). The principal and accrued interest were due on the earlier of December 17, 2015, or  upon the closing of certain capital raising transactions as described in the note. The default rate of interest under the note is 18%. Debt issuance costs of $13,500 were immediately recognized as interest expense as, at the time, we expected to close on a capital raising transaction in early 2015.

On October 6, 2015, we borrowed funds from a third party and did not apply the borrowed funds to the Slainte Note resulting in a default under the terms of the note, and thus, we received a default waiver from Slainte.

On March 18, 2016, we entered into an agreement with Slainte whereby Slainte waived default, amended the terms and extended the maturity date of the Slainte Note until December 17, 2016, and agreed to accept a warrant in lieu of interest due on the loan. The warrant allows Slainte to purchase 416,667 shares of our common stock; plus that number of shares of our common stock equal in number to (i) the product of the then-applicable interest rate under the Slainte Note and the amount of principal outstanding on the Note, calculated on a daily basis and paid for actual days elapsed, during the period beginning on December 18, 2015, and ending on the date on which the Note is paid in full, divided by (ii) $0.18; plus that number of shares of our common stock equal in number to (i) the product of 0.02 and the sum of the amount of principal and interest outstanding on the Note on the first day of each calendar month, beginning with February 1, 2016, divided by (ii) $0.18. The warrant is exercisable at a price of $0.18 per share, subject to adjustment in the event of stock splits, the sale of our shares of common stock at a price below $0.18 per share or the sale of equity securities with a conversion price of less than $0.18 per share.

On November 14, 2016, the Slainte Note was again amended to extend the maturity date to December 30, 2017 and to allow the note to be converted into shares of the Company's common stock. The number of shares to be issued upon conversion of the note will be determined by dividing the dollar amount of the principal to be converted by 70% of the average closing price of the Company's common stock for the ten business days immediately preceding the date of the conversion. The warrant can be exercised at any time during the five year period following the full repayment of the loan; the exercise price can be paid in cash or through a cashless exercise feature; and the warrant grants certain registration rights to Slainte applicable to all shares of our common stock owned or controlled by Slainte, including shares issued upon exercise of the warrant. In addition, Slainte granted us a put option, exercisable upon repayment of the loan prior to December 17, 2016, that requires Slainte to purchase from us, for $100,000, that number of shares of our common stock equal in number to (i) $100,000 divided by (ii) the product of 80% and the average price of our common stock for the 30 trading days immediately prior to the date the put option is exercised.

Due to the fair value of the warrants issued and conversion feature added in connection with the amended note agreements, the modifications were considered substantial (i.e. greater than 10% of the carrying value of the debt). As a result, an extinguishment of debt was deemed to have occurred, resulting in the recognition of extinguishment losses totaling $674,666.

Following the amendment in November 2016, Slainte converted the entire principal amount of the note into 594,540 shares of the Company's common stock. Slainte also exercised the warrants through the cashless exercise feature resulting in the issuance of 1,330,007 shares of the Company's common stock. He also purchased 104,939 shares of the Company's common stock for $100,000 in connection with the Company's exercise of the put option.

Prior to their exercise in November 2016, these warrants and conversion feature were accounted for as a liability under ASC 815. The Company assessed the fair value of the warrants and conversion feature upon issuance and conversion and at each reporting period based on the Black-Scholes pricing model. See below for the range of variables used in assessing the fair value during the year ended December 31, 2016.

	Warrants December 31, 2016	Conversion Feature December 31, 2016
Expected life (years)	4.29 - 5.0	1.09 - 1.13
Risk-free interest rate	1.01% - 1.90%	0.78% - 0.79%
Expected volatility	214% - 227%	200% - 203%

In connection with these warrants, the Company recognized a loss on the change in fair value of warrant liability of $1,616,215 during the year ended December 31, 2016. In connection with the conversion feature, the Company recognized a loss on the change in fair value of derivative liability of $13,947.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using weekly pricing observations for recent periods that correspond to the expected life of the warrants or conversion feature. The Company believes this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants or conversion feature. The expected life is based on the remaining term of the warrants or conversion feature. The risk-free interest rate is based on U.S. Treasury securities rates.

On March 24, 2016, an unrelated third party agreed to assume all of our obligations, including accrued and unpaid interest, pursuant to the terms of a $175,000 note payable we owed to WeedMD, in consideration for the transfer by us of 1,100,000 shares of the common stock of WMD to the unrelated third party. WMD consented to the assumption of the loan by the unrelated third party, and released us from any further liability with respect to the loan.